Cover	Apr. 13, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 13, 2021
Entity File Number	001-13357
Entity Registrant Name	ROYAL GOLD, INC.
Entity Central Index Key	0000085535
Entity Tax Identification Number	84-0835164
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1144 15th Street
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202-2686
City Area Code	303
Local Phone Number	573-1660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.01 Par Value
Trading Symbol	RGLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false